ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
ASSET RETIREMENT OBLIGATIONS
Summary Of Reconciliation Of Carrying Amount Of Long Term Obligations
	December 31, 2022	December 31, 2021
Carrying amount at beginning of year	$53,055	$46,748
Accretion	8,490	6,307
Carrying amount at end of year	$61,545	$53,055